Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues by Type of Services (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregated Information of Revenues by Type of Services [Line Items]
Revenue	$ 33,040,012	$ 25,571,810	$ 26,664,602
Temperature-controlled truckload services [Member]
Schedule of Disaggregated Information of Revenues by Type of Services [Line Items]
Revenue	32,505,893	23,627,273	23,511,352
Urban delivery services [Member]
Schedule of Disaggregated Information of Revenues by Type of Services [Line Items]
Revenue	$ 534,119	$ 1,944,537	$ 3,153,250